       As filed with the Securities and Exchange Commission on February 11, 2003
                                                Securities Act File No. 33-73520
                                        Investment Company Act File No. 811-8250


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-lA

         Registration Statement Under The Securities Act Of 1933            [X]
                      Pre-Effective Amendment No.__                         [ ]
                     Post-Effective Amendment No. 12                        [X]
                                     and/or

     Registration Statement Under The Investment Company Act Of 1940        [X]
                             Amendment No. 13                               [X]

                        (Check appropriate box or boxes)
                       ING VP EMERGING MARKETS FUND, INC.
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Kimberly A. Anderson                       With Copies To:
          ING Investments, LLC                   Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                       Dechert
       Scottsdale, Arizona 85258                  1775 Eye Street, N.W.
                                                 Washington, D.C. 20006
(Name and Address of Agent for Service)
                                        ----------

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)
[X]   60 days after filing pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[ABACUS GRAPHIC]

May 1, 2003


                                                 ING VP EMERGING
                                                 MARKETS FUND



       This Prospectus contains
       important information about
       investing in the ING VP
       Emerging Markets Fund, Inc.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, it is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



--------------------------------------------------------------------------------

This prospectus describes the Fund's objective, investment strategy and risks.

You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


    FUND AT A GLANCE                                   2
    ING VP EMERGING MARKETS FUND                       4
    WHAT YOU PAY TO INVEST                             6
    INFORMATION FOR INVESTORS                          7
    MANAGEMENT OF THE FUND                             9
    DIVIDENDS, DISTRIBUTIONS AND TAXES                10
    MORE INFORMATION ABOUT RISKS                      11
    FINANCIAL HIGHLIGHTS                              14
    WHERE TO GO FOR MORE INFORMATION          Back Cover


Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Emerging Markets Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

FUND AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the objective, main investments and risks of the ING VP Emerging Markets Fund. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objective relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.



                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  VP Emerging Markets Fund             Long-term growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of issuers       Price volatility, liquidity and other risks that accompany
believed to have growth potential located in              an investment in equities from emerging countries. Sensitive
countries with emerging securities markets.               to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                              ING Investment Management Advisors
ING VP EMERGING MARKETS FUND                                                B.V.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies. The investment objective may not be changed without shareholder approval.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.



The Fund may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in small and medium-sized companies.



In selecting securities located in emerging market countries, the Sub-Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.



In selecting stocks in developed markets, the Sub-Adviser seeks the most attractive opportunities in such markets. For such securities, the Sub-Adviser uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


CONVERTIBLE AND DEBT SECURITIES -- The value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 4      ING VP Emerging Markets Fund

                                                    ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

                                  [BAR GRAPH]


  1993       1994       1995       1996       1997       1998       1999       2000       2001       2002
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                      0.76       -3.93      7.46       -11.81     -27.95     127.14     -40.44     -10.42



(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.


(2) Prior to November 15, 2000, the Fund operated under a different investment strategy. ING Investments, LLC has been the Fund's investment adviser since July 26, 2000. The Fund's former adviser engaged a sub-adviser to manage the Fund until June 7, 2000. The Fund did not have a sub-adviser from June 7, 2000 to December 5, 2002. Effective December 5, 2002, ING Investments Management Advisors B.V. became the Sub-Adviser to the Fund.


            Best and worst quarterly performance during this period:

                                   quarter     :


                                   quarter     :


         The Fund's year-to-date total return as of March 31, 2003 was:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) and the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
VP Emerging Markets Fund                                        %
MSCI EMF Index (reflects no deduction for fees or
  expenses)(2)                                                  %
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                  %                                             (4)


(1) Fund commenced operations on March 30, 1994.

(2) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) Index return is for the period beginning April 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Emerging Markets Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

       The table that follows shows the estimated operating expenses paid each year by the Fund. These estimated expenses are based on the expenses paid by the Fund in the year 2002. Actual expenses paid by the Fund may vary from year to year.



       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.



       SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Fund shares.



OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)

(as a % of average net assets)


                                                                                                    WAIVERS,
                                                                                    TOTAL        REIMBURSEMENTS        TOTAL NET
                                       MANAGEMENT     SERVICE        OTHER        OPERATING            AND               FUND
FUND                                      FEES         FEES       EXPENSES(3)     EXPENSES       RECOUPMENTS(2)       EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------------
 VP Emerging Markets Fund        %


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for the Fund.



(2) ING Investments, LLC has entered into written expense limitation agreements with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading Waivers, Reimbursements and Recoupments. The expense limit for each Fund is shown as Total Net Fund Expenses. For each Fund, the expense limits will continue through at least December 31, 2003. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.



(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


EXAMPLES


The examples that follow are intended to help you compare the cost of investing in this Fund with the cost of investing in other variable funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



FUND                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 VP Emerging Markets Fund                                    $       --          --           --          --
--------------------------------------------------------------------------------------------------------------


 6      What You Pay to Invest

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGREEMENTS

The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions (Shareholder Services Representatives) that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services to use Shareholder Services Representatives will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representative may, from time to time, choose not to receive all of the fees payable to it.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Board of Directors (Board) intends to monitor events in order to identify any material conflicts which may possibly arise and would have to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, an insurance company separate account might be required to redeem its investments in the Fund which might force the Fund to sell securities at disadvantageous prices. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

OTHER FUNDS


ING Funds Distributor, LLC, the Distributor for the Fund, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Fund offered by this prospectus. You should be aware that the Fund is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of this Fund can be expected to vary from those of the other funds.


PRIVACY POLICY


The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact an ING Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently available only to serve as an investment option under variable annuity contracts (Contracts) or variable life insurance policies (Policies) issued by insurance companies. You do not buy, sell or exchange shares of the Fund. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Fund, according to the investment option you've chosen. You should consult your variable contract prospectus for additional information about how this works.

HOW SHARES ARE PRICED

How and when we calculate the Fund's price or net asset value (NAV) per share determines the price at which an insurance company will buy or sell shares. The NAV per share of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern
Time). The NAV per share for the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.


As more fully described in the SAI, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Fund's officers, and by the Adviser and the Board of Directors, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. Valuing securities at fair value involves greater judgment than securities that have readily marketable market quotations.


The Fund invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market prices do not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and their prices -- may fluctuate during periods when Fund shares cannot be bought, sold or exchanged.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Fund shares even without any change in the foreign currency denominated values of such securities.

Because foreign securities markets may close before the Fund determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.

When a Participating Insurance Company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a Participating Insurance Company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

 8      Information for Investors

                                                          MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.



As of March 31, 2003, ING managed over $    billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING is paid an investment advisory fee at an annual rate of 0.85% of the average daily net assets of the Fund. This fee is computed on the basis of the Fund's average daily net assets and is payable on the last business day of each month.


SUB-ADVISER



ING has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio.



The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.



ING INVESTMENT MANAGEMENT ADVISORS B.V.



ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had
assets under management of $    billion (in Euros) as of January 31, 2003.



The following individuals share responsibility for the day-to-day management of the Fund:



JAN WIM DERKS, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.



ERIC ANDERSON, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas.



BRATIN SANYAL, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment
Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager.



FRITS MOOLHUIZEN, has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Moolhuizen is Head of Equity Investments for IIMA, he joined IIMA in 1996 as Director, Dutch equities.



MICHIEL BOOTSMA, Michiel Bootsma has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Bootsma is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA universe (Eastern Europe, Middle East and Africa). Mr. Bootsma joined IIMA in 1997 in the Regional Management Europe department as a portfolio manager.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Management of the Fund       9

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board of Directors has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, the Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the separate accounts of the Participating Insurance Companies.

Shares of the Fund must be purchased through Policies or Contracts. As a result, it is anticipated that any dividend or capital gains distribution from the Fund and any proceeds from the redemption of the shares of the Fund will be exempt from current taxation if left to accumulate within a Policy or Contract. Withdrawals from Policies or Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, administrative or judicial action. As the foregoing discussion is for general information only, a prospective investor also should review the more detailed discussion of federal income tax considerations that is contained in the SAI. In addition, each prospective investor should consult with his own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.

THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.


 10      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.


Many of the investment techniques and strategies discussed in this prospectus and the SAI are discretionary, which means that the Advisor or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.


PRINCIPAL RISKS


MARKET RISK. The market value of a security may go up or down, sometimes rapidly and unpredictably. A decline in market value may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.



INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.



The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.



EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities





               [TELEPHONE] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.]



[INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.]



[CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.]



MANAGEMENT RISK. The Fund is subject to management risk because it is actively managed. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.



LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% or 33 1/3% of total Fund assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



OTHER RISKS



U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risks particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.



OTHER INVESTMENT COMPANIES. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.



RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.



REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller



 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.





               [TELEPHONE] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

 14      Financial Highlights

FINANCIAL HIGHLIGHTS                                ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial highlights for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors.


                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2002      2001     2000(1)    1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $                 7.63     12.81      5.67      8.91
 Income (loss) from investment operations:
 Net investment income (loss)                                  $                 0.02     -0.07     -0.02      0.06
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                            $                -1.15     -5.11      7.20     -2.64
 Total income (loss) from investment operations                $                -1.13     -5.18      7.18     -2.58
 Less distributions from:
 Net investment income                                         $                   --        --      0.04      0.04
 Net realized gains on investments                             $                 1.57        --        --      0.62
 Total distributions                                           $                 1.57        --      0.04      0.66
RATIOS AND SUPPLEMENTAL DATA:
 Net asset value, end of period                                $                 4.93      7.63     12.81      5.67
 TOTAL RETURN(2)                                               %               -10.42    -40.44    127.14    -27.95
 Net assets, end of year (000s)                                $               16,761    21,979    38,803    15,391
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)                   %                 1.85      1.74      1.70      2.08
 Gross expenses prior to expense reimbursement(3)              %                 1.85      1.74      1.70      2.08
 Net investment income (loss) after expense reimbursement(3)   %                 0.30     -0.51     -0.25      0.84
 Portfolio turnover rate                                       %                  113       255    182.64    121.31


--------------------------------------------------------------------------------


(1) Effective July 26, 2000, ING Investments became the Adviser of the Fund.


(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.

(3) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING VP Emerging Markets Fund       15

[ING FUNDS LOGO]

WHERE TO GO FOR MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THIS ING FUND IN OUR:


ANNUAL/SEMI-ANNUAL REPORTS


Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditors reports (in annual report only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the ING VP
Emerging Markets Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).



Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:



ING VP Emerging Markets Fund

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:


ING VP Emerging Markets Fund, Inc.        811-8250

                       ING VP EMERGING MARKETS FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2003



This Statement of Additional Information ("SAI") is not a prospectus. You should read it in conjunction with the current prospectus of ING VP Emerging Markets Fund, Inc. (the "Fund"), dated May 1, 2003 and any revisions to the prospectus, which might occur from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180. In addition, the financial statements from the Fund's Annual Report dated December 31, 2002 may be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS


                                                                               Page
HISTORY OF THE FUND.........................................................    3

INVESTMENT OBJECTIVE AND POLICIES...........................................    3

CERTAIN INVESTMENT METHODS..................................................    3

RISK CONSIDERATIONS.........................................................    4

INVESTMENT RESTRICTIONS.....................................................    7

MANAGEMENT OF THE FUND......................................................    9

COMPENSATION TABLE..........................................................   34

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS............................   36

CAPITAL STOCK STRUCTURE.....................................................   37

NET ASSET VALUE.............................................................   38

TAX MATTERS.................................................................   40

PERFORMANCE CALCULATION.....................................................   42

OTHER INFORMATION...........................................................   44

CODE OF ETHICS..............................................................   44

TRANSFER AGENT..............................................................   45

CUSTODIAN...................................................................   45

COUNSEL AND INDEPENDENT AUDITORS............................................   45

FINANCIAL STATEMENTS........................................................   45

                               HISTORY OF THE FUND

The Fund is a diversified, open-end management investment company organized on December 27, 1993, as a corporation under the laws of the State of Maryland. The Fund was formerly called "Lexington Emerging Markets Fund, Inc". On April 30, 2001, the name of the Fund was changed to "Pilgrim Emerging Markets Fund, Inc." On May 1, 2002, the name of the Fund was changed from "Pilgrim Emerging Markets Fund, Inc." to "ING VP Emerging Markets Fund, Inc."


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.


                           CERTAIN INVESTMENT METHODS

SETTLEMENT TRANSACTIONS

When the Fund enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to lock in the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Fund may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as transaction hedging.


To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the transaction hedging described above, the Fund may purchase or sell foreign currencies on a spot (i.e., cash) basis or on a forward basis. In these transactions, the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date, which may be any fixed number of days in the future.


Spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of those securities decline.

PORTFOLIO HEDGING


Some or the Fund's entire portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between the foreign currencies and the United States dollar. When, in the opinion of ING Investments, LLC, ("ING Investments" or the "Investment Adviser"), formerly ING Pilgrim Investments, LLC, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Fund may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability.



This technique is known as portfolio hedging and moderates or reduces the risk of change in the United States dollar value of the Fund's portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). The Fund, for hedging purposes only, may also enter into forward foreign currency exchange contracts to increase its exposure to a foreign currency that the Fund's Investment Adviser expects to increase in value relative to the United States dollar. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Fund will not enter into forward foreign currency exchange transactions for speculative purposes. The Fund intends to limit transactions as described in this paragraph to not more than 70% of the total Fund assets.


FORWARD COMMITMENTS


The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. When the Fund engages in a forward commitment transaction, the custodian will set aside cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment in a separate account.


COVERED CALL OPTIONS


Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only call options on securities it owns or has the right to acquire. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Investment Adviser believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Fund intends to limit transactions as described in this paragraph to less than 5% of total Fund assets. The Fund will not purchase put and call options written by others. Also, the Fund will not write any put options.


                               RISK CONSIDERATIONS

Investors should recognize that investing in securities of companies in emerging markets and emerging countries involves certain risk considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies.

FOREIGN CURRENCY CONSIDERATIONS

The Fund's assets will be invested in securities of companies in emerging markets and emerging countries and substantially all income will be received by the Fund in foreign currencies. However, the Fund will compute and distribute its income in dollars, and the computation of income will be made on the date of its receipt by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currencies in which the Fund receives its income falls relative to the dollar between receipt of the income and the making of Fund distributions, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in dollars to meet distribution requirements.

The value of the assets of the Fund as measured in dollars also may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

INVESTMENT AND REPATRIATION RESTRICTIONS


Some emerging countries have laws and regulations, which currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds, which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Adviser), but also will bear indirectly similar expenses of the underlying investment funds.


In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, while the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

EMERGING COUNTRY AND EMERGING MARKET SECURITIES MARKETS

Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange (NYSE). Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the U.S. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for U.S. securities.


Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

EMERGING MARKET DEBT SECURITIES

Emerging market debt securities or other debt securities in which the Fund may invest may consist of debt obligations rated below investment grade or non-rated securities comparable to below investment grade securities. Such lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. The investment in emerging market debt securities is not a principal investment strategy for the Fund.

ECONOMIC AND POLITICAL RISKS

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the Fund's investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside of the U.S.

LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. No lending may be made with any companies affiliated with the Investment Adviser. Loans of portfolio securities earn income for the Fund and are collateralized by cash or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan.


The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

                             INVESTMENT RESTRICTIONS

The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:


(1) The Fund will not issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;



(2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest up to 5% of its total assets in reverse repurchase agreements;



(3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended ("1933 Act");



(4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

(5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;



(6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts;



(7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries for the purposes of this restriction. This limitation, however, will not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; and



(8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development (OECD). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Germany, Finland, France, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors ("Board"), without a vote of the shareholders of the
Fund:


(1) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act; and



(2) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors.


The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in at least three countries with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                             MANAGEMENT OF THE FUND



INVESTMENT ADVISER, DISTRIBUTOR AND ADMINISTRATOR



The Investment Adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Board, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to ING Investment Management Advisors B.V. ("IIMA") as the Sub-Adviser. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser changed to ING Investments, LLC. As of March 31, 2003, ING Investments had assets under management of over $______ billion.



ING Investments serves pursuant to an Investment Management Agreement between ING Investments and the Fund (the "Investment Management Agreement"). Pursuant to the sub-advisory agreement ("Sub-Advisory Agreement") the Investment Adviser has delegated certain management responsibilities to IIMA, the Sub-Adviser. ING Investments, as Investment Adviser oversees the investment management of the Sub-Advisers for the ING Funds. The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares, provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



In connection with their deliberations relating to the Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board of Directors, including the Independent Directors, considered information that had been provided by ING Investments and the Sub-Adviser to the Fund. In considering the Investment Management Agreement and the Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund compared to the performance of a peer group of funds;
(2) the nature and quality of the services provided by ING Investments to the Fund; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided to the Fund; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



In considering the Investment Management Agreement, the Board of Directors, including the Independent Directors, did not identify any single factor as all-important or controlling. However, the Independent Directors indicated that, generally, they initially scrutinized the performance of the Fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the Fund. (If the Fund had relatively poor performance in relation to a peer group of funds, the Independent Directors considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.)



The factors considered by the Board in reviewing the Sub-Advisory Agreement included, but were not limited to the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by the Sub-Advisers;
(3) the fairness of the compensation under the Sub-Advisory Agreement in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of the Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board also considered the advisory fee retained by ING Investments for its services to sub-advised Fund. In reviewing the terms of the Investment Management Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management and Sub-Advisory Agreements are in the best interests of the Fund and its shareholders and that the Investment Management and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and the Sub-Advisory Agreement.



The Investment Adviser bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 0.85% of the average daily net assets of the Fund. Prior to July 27, 2000, the Fund was managed by another investment adviser. See "Former Adviser and Sub-Adviser of the Fund." The Investment Adviser has agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets.



The Investment Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser) do not exceed 2.50% of the Fund's average daily net assets.



The Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements. The expense limitation agreement provides that the expense limitation shall continue until December 5, 2003. The expense limitation is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Director within ninety (90) days' of the end of the then-current term for the Fund or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business within (90) days of the end of the then-current term for the Fund.


Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:


    Year ended 12/31       Advisory Fees      Expense Reimbursements
        2000                 $318,288**                 $0
        2001                 $157,239                   $0
        2002


*     Paid to the former adviser to the Fund.

**    $219,548 of which was paid to the former adviser to the Fund.


Subject to the expense reimbursement provisions described above, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Board who are not employees of the Investment Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.


SUB-ADVISORY AGREEMENTS

The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Board, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and Officers of the Fund who are employees of the Investment Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement). Effective December 5, 2002, pursuant to a Sub-Advisory Agreement between ING Investments and IIMA, IIMA serves as Sub-Adviser to the Fund. In this capacity, IIMA, subject to the supervision and control of the Investment Adviser and the Directors of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management. As of March 31, 2003, IIMA managed over _______ billion in assets.



The Sub-Advisory Agreement may be terminated at any time by the Fund or the Investment Adviser by a vote of the majority of the Board of Directors of the Fund or by a vote of a majority (as that term is defined in the 1940 Act) of the outstanding voting securities. The Sub-Advisory Agreement also may be terminated by: (i) the Investment Adviser upon sixty (60) days' written notice to IIMA and the Fund; (ii) at any time, without payment of a penalty by the Fund, by the Fund's Board of Directors or a majority (as that term is defined in the 1940
Act) of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Investment Adviser and IIMA; or (iii) by IIMA upon three
(3) months' written notice unless the Fund or the Investment Adviser requests additional time to find a replacement for IIMA, in which case, IIMA shall allow additional time, not to exceed three (3) additional months beyond the initial three (3) month period; provided, however, that IIMA can terminate the contract at any time, if IIMA or the Investment Adviser ceases to be registered as an investment adviser or otherwise is legally incapable of providing services under the contract. The Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As compensation to the Sub-Adviser for it's services to the Fund, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to and annual rate of 0.385% of the Fund's average daily net assets managed during the month.



The Sub-Advisory Agreement provides that IIMA is not subject to liability for any damages, expenses, or losses to the Fund connected with or arising out of any investment advisory services rendered under the agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of obligations and duties under the Sub-Advisory Agreement.


DISTRIBUTOR


Shares of the Fund are distributed by ING Funds Distributor, LLC. ("Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Adviser, is a wholly owned indirect subsidiary of ING Groep N.V. Prior to July 26, 2000, the distributor for the Fund was Lexington Funds Distributor, Inc.



The Distributor received ________, _________ and _________ in sales charges, after re-allowance to Dealers, in connection with the sale of all ING Funds managed by the Investment Adviser during calendar years 2002, 2001 and 2000, respectively.


ADMINISTRATOR


ING Fund Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. For its services under the Administration Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets.


Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to the Fund and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Fund reimbursed LMC for its actual cost of providing such services, facilities and expenses.

Administration fees paid by the Fund are as follows:


     Year ended 12/31          Administration Fees
     ----------------          -------------------
           2000**                   $11,163
           2001                     $18,499
           2002


*     Paid to the former administrator to the Fund.

**    $ 0 of which was paid to the former administrator to the Fund.

FORMER ADVISER AND SUB-ADVISER OF THE FUND

Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated January 25, 1994. The agreement was approved by the Fund's Board of Directors (including a majority of the Directors who were not parties to the agreement or the interested persons of any such party) on December 6, 1994, and was last approved by the Board on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.

For its investment management services to the Fund, under its Advisory Agreement, LMC received a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.

LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. LMC could have terminated this voluntary reduction at any time. Brokerage fees and commissions, taxes, interest and extraordinary expenses were not deemed to be expenses of the Fund for such reimbursement.

LMC had entered into a Sub-Advisory Agreement with Stratos Advisors, Inc. ("Stratos"). Stratos had provided the Fund with investment advice and assisted in the management of the Fund's investment program. Stratos specializes in managing assets in emerging markets. Any investment program undertaken by Stratos as well as any other activities undertaken by Stratos on behalf of the Fund was at all times subject to the directives of the Board of Directors of the Fund.

Stratos had received, from LMC, monthly compensation equal to an annual rate of 35% of the management fee paid by the Fund, net of reimbursement and net of No Transaction Fee (NTF) program fees not assumed by the Fund for the services and facilities furnished pursuant to its Sub-Advisory Agreement. As of June 7, 2000, LMC directly managed the Fund.

Sub-advisory fees paid to the former sub-adviser are as follows:


     Year ended 12/31           Sub-Advisory Fees
     ----------------           -----------------
            1999                      $ 74,655
            2000*                     $ 56,374



   As of June 7, 2000, LMC directly managed the Fund.



The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. The services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. DIRECTORS AND OFFICERS OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by its Board. The Directors and Officers of the Fund are listed below. The mailing address of the Directors is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.


As of March 31, 2003, all officers and Directors of the Fund (except those listed below) as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.


The Fund's Directors and executive officers, their ages, their principal occupations and former affiliations are set forth below:

                                    TERM OF                                    NUMBER OF
                                    OFFICE                                    PORTFOLIOS
                                    AND                                         IN FUND
NAME, ADDRESS AND AGE  POSITION(S)  LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX    OTHER DIRECTORSHIPS
                        HELD WITH   OF TIME       DURING THE PAST 5 YEARS     OVERSEEN BY    HELD BY DIRECTOR
                          FUND      SERVED(1)                                  DIRECTOR
--------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------
PAUL S. DOHERTY        Director     October    Mr. Doherty is President and                Trustee, GCG Trust
                                    1999  to   Partner, Doherty, Wallace,                  (February 2002 to
7337 E. Doubletree                  Present    Pillsbury and Murphy, P.C.,                 present).
Ranch Rd.                                      Attorneys (1996 to Present);
                                               Director of Tambrands, Inc.
Scottsdale, Arizona                            (1993 to 1998); and Trustee
85258                                          of each of the funds managed
                                               by Northstar Investment
Date of Birth:                                 Management Corporation (1993
04/28/1934                                     to 1999).
--------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY      Director     February   President and Chief                         Trustee, GCG Trust
                                    2002 to    Executive Officer of Bankers                (1997 to present).
7337 E. Doubletree                  Present    Trust Company, N.A. (1992 to
Ranch Rd.                                      present).

Scottsdale, Arizona
85258

Date of Birth:
05/02/1945
--------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN  Director     February   President of the College of                 Trustee, GCG Trust
                                    2002 to    New Jersey (1999 to                         (1997 to present).
7337 E. Doubletree                  Present    present); Executive Vice
Ranch Rd.                                      President and Provost at
                                               Drake University (1992 to
Scottsdale, Arizona                            1998).
85258

Date of Birth:
02/18/1948
--------------------------------------------------------------------------------------------------------------
WALTER H. MAY          Director     October    Retired.  Formerly, Managing                Trustee,  GCG Trust
                                    1999 to    Director and Director of                    (February 2002 to
7337 E. Doubletree                  Present    Marketing for Piper Jaffray,                present) and the
Ranch Rd.                                      Inc., Trustee, of each of                   Best Prep Charity
                                               the funds managed by                        (1991 to present).
Scottsdale, Arizona                            Northstar Investment
85258                                          Management Corporation (1996
                                               to 1999).
Date of Birth:
12/24/1936


(1) Directors serve until their successor are duly elected and qualified.

                                    TERM OF                                    NUMBER OF
                                    OFFICE                                    PORTFOLIOS
                                    AND                                         IN FUND
NAME, ADDRESS AND AGE  POSITION(S)  LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX    OTHER DIRECTORSHIPS
                        HELD WITH   OF TIME       DURING THE PAST 5 YEARS     OVERSEEN BY    HELD BY DIRECTOR
                          FUND      SERVED(1)                                  DIRECTOR
--------------------------------------------------------------------------------------------------------------
JOCK PATTON            Director     August     Private Investor (June 1997                 Trustee, GCG Trust
                                    1995 to    - Present).  Formerly,                      (February 2002 -
7337 E. Doubletree                  Present    Director and Chief Executive                Present).
Ranch Rd.                                      Officer of Rainbow                          Director, Hypercom,
                                               Multimedia Group, Inc.                      Inc. and JDA
Scottsdale, Arizona                            (January 1999 to December                   Software Group,
85258                                          2001); Director of Stuart                   Inc. (January 1999
                                               Entertainment, Inc.;                        to present); Buick
Date of Birth:                                 Director of Artisoft, Inc.                  of Scottsdale,
12/11/1945                                     (1994 to 1998); President                   Inc.; National
                                               and Co-Owner of StockVal,                   Airlines, Inc.; BG
                                               Inc. (November 1992 to June                 Associates, Inc.;
                                               1997).                                      BK Entertainment,
                                                                                           Inc.; and Arizona
                                                                                           Rotorcraft, Inc.
--------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM      Director     October    President and Director, F.L.                Trustee, GCG Trust
                                    1999 to    Putnam Securities Company,                  (February 2002 -
7337 E. Doubletree                  Present    Inc. and its affiliates;                    Present), Anchor
Ranch Rd.                                      President, Secretary and                    International Bond
                                               Trustee, The Principled                     Trust (December
Scottsdale, Arizona                            Equity Market Fund.                         2000 - Present);
85258                                          Formerly, Trustee, Trust                    F.L. Putnam
                                               Realty Corp.; Anchor                        Foundation
Date of Birth:                                 Investment Trust; Bow Ridge                 (December 2000 -
10/08/1939                                     Mining Co. and each of the                  Present);
                                               funds managed by Northstar                  Progressive Capital
                                               Investment Management                       Accumulation Trust
                                               Corporation (1994 to 1999).                 (August 1998 -
                                                                                           Present);
                                                                                           Principled Equity
                                                                                           Market Fund
                                                                                           (November 1996 -
                                                                                           Present); Mercy
                                                                                           Endowment
                                                                                           Foundation (1995 -
                                                                                           Present); Director,
                                                                                           F.L. Putnam
                                                                                           Investment
                                                                                           Management Company
                                                                                           (December 2001 -
                                                                                           Present); Asian
                                                                                           American Bank and
                                                                                           Trust company (June
                                                                                           1992 - Present);
                                                                                           Notre Dame Health
                                                                                           Care Center (1991 -
                                                                                           Present); F. L.
                                                                                           Putnam Securities
                                                                                           Company Inc. (June
                                                                                           1978 - Present);
                                                                                           and Honorary
                                                                                           Trustee, Mercy
                                                                                           Hospital (1973 -
                                                                                           Present).
--------------------------------------------------------------------------------------------------------------

                                             TERM OF                                      NUMBER OF
                                            OFFICE AND                                  PORTFOLIOS IN
                              POSITION(S)   LENGTH OF                                   FUND COMPLEX
                               HELD WITH      TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY        OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUND       SERVED(1)           THE PAST 5 YEARS           DIRECTOR           HELD BY DIRECTOR
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
BLAINE E. RIEKE               Director       February   General Partner, Huntington                    Trustee, GCG Trust (February
7337 E. Doubletree Ranch Rd.                 2001 to    Partners, (1997 to present).                   2002 to present) and Morgan
Scottsdale, Arizona 85258                    Present    Chairman of the Board and a                    Chase Trust Co. (January 1998
Date of Birth: 09/10/1933                               Trustee of each of the funds                    - Persent ).
                                                        managed by ING Investment
                                                        Management Co. LLC (1998 to
                                                        2001).
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
ROGER B. VINCENT              Director       February   President, Spingwell                           Trustee, GCG Trust (1994 to
7337 E. Doubletree Ranch Rd.                 2002 to    Corporation] (1989 to                          present) and Director,
Scottsdale, Arizona 85258                    Present    present).  Formerly, Director                  AmeriGas Propane, Inc. (1998
Date of Birth: 08/26/1945                               of Tatham Offshore, Inc. (1996                  - Present).
                                                        to 2000).
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
RICHARD A. WEDEMEYER          Director       February   Vice President - Finance and                   Trustee, GCG Trust (February
7337 E. Doubletree Ranch Rd.                 2001 to    Administration - of the                        2002 to present) and
Scottsdale, Arizona 85258                    Present    Channel Corporation (1996 to                   Touchstone Consulting Group
Date of Birth: 03/23/1936                               present).  Formerly, Vice                      (1997 - Present).
                                                        President, Operations and
                                                        Administration, Jim Henson
                                                        Productions (1979 to 1997);
                                                        Trustee, First Choice Funds
                                                        (1997 to 2001); and each of
                                                        the funds managed by ING
                                                        Investment Management Co. LLC
                                                        (1998 to 2001).
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
Directors who are
"Interested Persons"
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
R. GLENN HILLIARD(2)          Director       February   Chairman and CEO,  ING                         Trustee, GCG Trust (February
ING Americas                                 2002       Americas and  Member, Americas                 2002 to present) and Woodruff
5780 Powers Ferry Road, NW                   -Present   Executive Committee (1999 -                    Arts Center; Member of the
Atlanta, GA 30327                                       Present).  Formerly, Chairman                  Board of Directors of the
Date of Birth: 01/18/1943                               and CEO,  ING North America                    Clemson University
                                                        (1994 to 1999).                                Foundation, the Board of
                                                                                                       Councilors, Carter Center,
                                                                                                       and the High Museum of Art.
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------


(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

                                             TERM OF                                      NUMBER OF
                                            OFFICE AND                                  PORTFOLIOS IN
                              POSITION(S)   LENGTH OF                                   FUND COMPLEX
                               HELD WITH      TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY        OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUND       SERVED(1)           THE PAST 5 YEARS           DIRECTOR           HELD BY DIRECTOR
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
THOMAS J. MCINERNEY(3)        Director       February   Chief Executive Officer, ING                   Trustee, GCG Trust (February
7337 E. Doubletree Ranch Rd.                 2001 to    U.S. Financial Services                        2002 - Present); Director,
Scottsdale, Arizona 85258                    Present    (October 2001 - Present);                      Ameribest Life Insurance Co.,
Date of Birth: 05/05/1956                               General Manager and Chief                      Equitable Life Insurance Co.,
                                                        Executive Officer, ING U.S.                    First Columbine Life
                                                        Worksite Financial Services                    Insurance Co., Golden
                                                        (December 2000 - Present);                     American Life Insurance Co.,
                                                        Member, ING Americas Executive                 Life Insurance Company of
                                                        Committee (2001 - Present);                    Georgia, Midwestern United
                                                        President, Chief Executive                     Life Insurance Co., ReliaStar
                                                        Officer and Director of                        Life Insurance Co., Security
                                                        Northern Life Insurance                        Life of Denver, Security
                                                        Company (2001 - Present), ING                  Connecticut Life Insurance
                                                        Aeltus Holding Company, Inc.                   Co., Southland Life Insurance
                                                        (2000 - Present), ING Retail                   Co., USG Annuity and Life
                                                        Holding Company (2000 -                        Company, and United Life and
                                                        Present), ING Life Insurance                   Annuity Insurance Co. Inc
                                                        and Annuity Company (1997 -                    (March 2001 - Present);
                                                        Present) and ING Retirement                    Member of the Board, National
                                                        Holdings, Inc. (1997 -                         Commission on Retirement
                                                        Present).  Formerly, General                   Policy, Governor's Council on
                                                        Manager and Chief Executive                    Economic Competitiveness and
                                                        Officer, ING Worksite Division                 Technology of Connecticut,
                                                        (December 2000 - October                       Connecticut Business and
                                                        2001), President, ING-SCI,                     Industry Association,
                                                        Inc. (August 1997 - December                   Bushnell; Connecticut Forum;
                                                        2000); President, Aetna                        Metro Hartford Chamber of
                                                        Financial Services (August                     Commerce; and is Chairman,
                                                        1997 - December 2000); Head of                 Concerned Citizens for
                                                        National Accounts, Core Sales                  Effective Government.
                                                        and Marketing, Aetna U.S.
                                                        Healthcare (April 1996 - March
                                                        1997).
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------



(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                             TERM OF                                      NUMBER OF
                                            OFFICE AND                                  PORTFOLIOS IN
                              POSITION(S)   LENGTH OF                                   FUND COMPLEX
                               HELD WITH      TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY        OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUND       SERVED(1)           THE PAST 5 YEARS           DIRECTOR           HELD BY DIRECTOR
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------
JOHN G. TURNER(4)             Chairman and   October    President, Turner Investment                   Trustee, GCG; Director,
7337 E. Doubletree Ranch Rd.  Director       1999 to    Company (January 2002 -                        Hormel Foods Corporation
Scottsdale, Arizona 85258                    Present    Present).  Mr. Turner was                      (March 2000 - Present);
Date of Birth: 10/03/1939                               formerly Vice Chairman of ING                  Shopko Stores, Inc. (August
                                                        Americas (2000 - 2001);                        1999 - Present); and M.A.
                                                        Chairman and Chief Executive                   Mortenson Company (March
                                                        Officer of ReliaStar Financial                 2002 - Present).
                                                        Corp. and ReliaStar Life
                                                        Insurance Company (1993 -
                                                        2000); Chairman of ReliaStar
                                                        United Services Life Insurance
                                                        Company (1995 - 1998);
                                                        Chairman of ReliaStar Life
                                                        Insurance Company of New York
                                                        (1995 - 2001); Chairman of
                                                        Northern Life Insurance
                                                        Company (1992 - 2001);
                                                        Chairman and Trustee of the
                                                        Northstar affiliated
                                                        investment companies (1993 -
                                                        2001) and Director, Northstar
                                                        Investment Management
                                                        Corporation and its
                                                        affiliates (1993 - 1999).
----------------------------  ------------  ----------  ------------------------------  -------------  -----------------------------



(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

      Information about the Fund's officers are set forth in the table below:


                                 POSITIONS HELD         TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S) DURING THE
   NAME, ADDRESS AND AGE          WITH THE FUND          OF TIME SERVED (1)(2)(3)             LAST FIVE YEARS (4)
----------------------------  -----------------------  ---------------------------  --------------------------------------
JAMES M. HENNESSY             President, Chief         March 2002 to Present        President and Chief Executive
7337 E. Doubletree Ranch Rd.  Executive Officer and    (For the ING Funds)          Officer, ING Capital Corporation,
Scottsdale, Arizona 85258     Chief Operating Officer                               LLC, ING Funds Services, LLC, ING
Date of Birth: 04/09/1949                                                           Advisors, Inc., ING Investments,
                              President, Chief         February 2001 to March 2002  LLC, Lexington Funds Distributor,
                              Executive Officer and    (For the Pilgrim Funds)      Inc., Express America T.C. Inc. and
                              Chief Operating Officer                               EAMC Liquidation Corp. (since
                                                                                    December 2001); Executive Vice
                              Chief Operating Officer  June 2000 to February 2001   President and Chief Operating
                                                       (For the Pilgrim Funds)      Officer of ING Quantitative
                                                                                    Management, Inc. (October 2001 to
                                                                                    September 2002) and ING Funds
                                                                                    Distributor, LLC. (since June
                                                                                    2000).  Formerly, Senior Executive
                                                                                    Vice President (June 2000 to
                                                                                    December 2000) and Secretary (April
                                                                                    1995 to December 2000) of ING
                                                                                    Capital Corporation, LLC, ING Funds
                                                                                    Services, LLC, ING Investments, LLC,
                                                                                    ING Advisors, Inc., Express America
                                                                                    T.C. Inc., and EAMC Liquidation
                                                                                    Corp.; and Executive Vice President,
                                                                                    ING Capital Corporation, LLC and its
                                                                                    affiliates (May 1998 to June 2000)
                                                                                    and Senior Vice President, ING
                                                                                    Capital Corporation, LLC and its
                                                                                    affiliates (April 1995 to April
                                                                                    1998).
----------------------------  -----------------------  ---------------------------  --------------------------------------
STANLEY D. VYNER              Executive Vice           March 2002 to Present        Executive Vice President, ING
7337 E. Doubletree Ranch Rd.  President                (For the ING Funds)          Advisors, Inc. and ING Investments,
Scottsdale, Arizona 85258                                                           LLC (since July 2000) and Chief
Date of Birth: 05/14/1950                              July 1996 to March 2002      Investment Officer of the
                              Executive Vice           (For the international       International Portfolios, ING
                              President                portfolios of the Pilgrim    Investments, LLC (since July 1996).
                                                       Funds)                       Formerly, President and Chief
                                                                                    Executive Officer of ING Investments,
                                                                                    LLC (August 1996 to August 2000).
----------------------------  -----------------------  ---------------------------  --------------------------------------

                                 POSITIONS HELD         TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S) DURING THE
   NAME, ADDRESS AND AGE          WITH THE FUND          OF TIME SERVED (1)(2)(3)             LAST FIVE YEARS (4)
----------------------------  -----------------------  ---------------------------  --------------------------------------
MARY LISANTI                  Executive Vice           March 2002 to Present        Executive Vice President, ING
7337 E. Doubletree Ranch Rd.  President                (For the ING Funds)          Investments, LLC and ING Advisors,
Scottsdale, Arizona 85258                                                           Inc. (since November 1999) and of
Date of Birth: 08/27/1956                              May 1998 to March 2002       ING Quantitative Management, Inc.
                              Executive Vice           (For the domestic equity     (July 2000 to September 2002); Chief
                              President                portfolios of the Pilgrim    Investment Officer of the Domestic
                                                       Funds)                       Equity Portfolios, ING Investments,
                                                                                    LLC (since 1999).  Formerly,
                                                                                    Executive Vice President and Chief
                                                                                    Investment Officer for the Domestic
                                                                                    Equity Portfolios of Northstar
                                                                                    Investment Management Corporation,
                                                                                    whose name changed to Pilgrim
                                                                                    Advisors, Inc. and subsequently
                                                                                    became part of ING Investments, LLC
                                                                                    (May 1998 to October 1999);
                                                                                    Portfolio Manager with Strong
                                                                                    Capital Management (May 1996 to
                                                                                    1998).
----------------------------  -----------------------  ---------------------------  --------------------------------------
MICHAEL J. ROLAND             Executive Vice           March 2002 to Present        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.  President, Assistant     (For the ING Funds)          Financial Officer and Treasurer,
Scottsdale, Arizona 85258     Secretary and                                         ING Funds Services, LLC, ING Funds
Date of Birth: 05/30/1958     Principal Financial                                   Distributor, LLC, ING Advisors,
                              Officer                  June 1998 to February 2002   Inc., ING Investments, LLC Lexington
                                                       (For the Pilgrim Funds)      Funds Distributor, Inc., Express
                              Senior Vice President                                 America T.C. Inc. and EAMC
                              and Principal            December 2002 to Present     Liquidation Corp. (since December
                              Financial Officer        (For IPI Funds)              2001).  Executive Vice President,
                                                                                    Chief Financial Officer and
                              Chief Financial Officer                               Treasurer of ING Quantitative
                                                                                    Management, Inc. (December 2001 to
                                                                                    September 2002).  Formerly, Senior
                                                                                    Vice President, ING Funds Services,
                                                                                    LLC, ING Investments, LLC, and ING
                                                                                    Funds Distributor, LLC. (June 1998
                                                                                    to December 2001) and Chief
                                                                                    Financial Officer of Endeavor Group
                                                                                    (April 1997 to June 1998).
----------------------------  -----------------------  ---------------------------  --------------------------------------
ROBERT S. NAKA                Senior Vice President    March 2002 to Present        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  and Assistant Secretary  (For the ING Funds)          Secretary,  ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                           ING Funds Distributor, LLC, ING
Date of Birth: 06/17/1963     Senior Vice President    November 1999 to March 2002  Advisors, Inc., ING Investments,
                              and Assistant            (For the Pilgrim Funds)      LLC, (since October 2001) and
                              Secretary                                             Lexington Funds Distributor, Inc.
                                                       July 1996 to November 1999   (since December 2001). Senior Vice
                              Assistant Secretary      (For the Pilgrim Funds)      President and Assistant Secretary of
                                                                                    ING Quantitative Management, Inc.
                                                                                    (October 2001 to September 2002).
                                                                                    Formerly, Vice President, ING
                                                                                    Investments, LLC (April 1997 to
                                                                                    October 1999), ING Funds Services,
                                                                                    LLC (February 1997 to August 1999)
                                                                                    and Assistant Vice President, ING
                                                                                    Funds Services, LLC (August 1995 to
                                                                                    February 1997).
----------------------------  -----------------------  ---------------------------  --------------------------------------

                                 POSITIONS HELD         TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S) DURING THE
   NAME, ADDRESS AND AGE          WITH THE FUND          OF TIME SERVED (1)(2)(3)             LAST FIVE YEARS (4)
----------------------------  -----------------------  ---------------------------  --------------------------------------
ROBYN L. ICHILOV              Vice President and       March 2002 to Present        Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.  Treasurer                (For the ING Funds)          LLC (since October 2001) and ING
Scottsdale, Arizona 85258                                                           Investments, LLC (since August
Date of Birth: 09/25/1967     Vice President and       May 1998 to March 2002       1997); Accounting Manager, ING
                              Treasurer                (For the Pilgrim Funds)      Investments, LLC (since November
                                                                                    1995).
                              Vice President           November 1997 to May 1998
                                                       (For the Pilgrim Funds)
----------------------------  -----------------------  ---------------------------  --------------------------------------
KIMBERLY A. ANDERSON          Vice President and       March 2002 to Present        Vice President, ING Quantitative
7337 E. Doubletree Ranch Rd.  Secretary                (For the ING Funds)          Management, Inc. (October 2001 to
Scottsdale, Arizona 85258                                                           September 2002); Vice President and
Date of Birth: 07/25/1964                              February 2001 to March 2002  Assistant Secretary of ING Funds
                                                       (For the Pilgrim Funds)      Services, LLC, ING Funds
                                                                                    Distributor, LLC, ING Advisors,
                                                                                    Inc., ING Investments, LLC (since
                                                                                    October 2001) and Lexington Funds
                                                                                    Distributor, Inc. (since December
                                                                                    2001).  Formerly, Assistant Vice
                                                                                    President of ING Funds Services, LLC
                                                                                    (November 1999 to January 2001) and
                                                                                    has held various other positions
                                                                                    with ING Funds Services, LLC for
                                                                                    more than the last five years.
----------------------------  -----------------------  ---------------------------  --------------------------------------
TODD MODIC                    Assistant Vice           April 2002 - Present         Director of Financial Reporting,
7337 E. Doubletree Ranch Rd.  President                (For the ING Funds)          ING Investments, LLC (since March
Scottsdale, Arizona 85258                                                           2001).  Formerly, Director of
Date of Birth: 11/03/1967                              March 2002 to Present        Financial Reporting, Axient
                                                       (For certain ING Funds)      Communications, Inc. (May 2000 to
                                                                                    January 2001) and Director of
                                                       August 2001 to March 2002    Finance, Rural/Metro Corporation
                                                       (For the Pilgrim Funds)      March 1995 to May 2000).
----------------------------  -----------------------  ---------------------------  --------------------------------------
MARIA M. ANDERSON             Assistant Vice           April 2002 - Present         Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.  President                (For the ING Funds)          Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                           Formerly, Manager of Fund Accounting
Date of Birth: 05/29/1958                              March 2002 to April 2002     and Fund Compliance, ING
                                                       (For certain ING Funds)      Investments, LLC (September 1999 to
                                                                                    November 2001); Section Manager of
                                                       August 2001 to March 2002    Fund Accounting, Stein Roe Mutual
                                                       (For the Pilgrim Funds)      Funds (July 1998 to August 1999);
                                                                                    and Financial Reporting Analyst,
                                                                                    Stein Roe Mutual Funds (August 1997
                                                                                    to July 1998).
----------------------------  -----------------------  ---------------------------  --------------------------------------

                                 POSITIONS HELD         TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S) DURING THE
   NAME, ADDRESS AND AGE          WITH THE FUND          OF TIME SERVED (1)(2)(3)             LAST FIVE YEARS (4)
----------------------------  -----------------------  ---------------------------  --------------------------------------
RICHARD T. SALER              Senior Vice President    March 2002 to Present        Senior Vice President and Director
7337 E. Doubletree Ranch Rd.                           (For certain ING Funds)      of International Equity Investment
Scottsdale, Arizona 85258                                                           Strategy,  ING Investments, LLC and
Date of Birth: 06/22/1961                              July 2000 to March 2002      ING Advisors, Inc. (since October
                                                       (For certain Pilgrim         2001), Formerly, Senior Vice President
                                                       Funds                        and Director of International Equity
                                                                                    Strategy, Lexington Management
                                                                                    Corporation (which was acquired by
                                                                                    ING Investments, LLC's parent company
                                                                                    in July 2000) (1986 to July 2000).
----------------------------  -----------------------  ---------------------------  --------------------------------------
PHILIP A. SCHWARTZ            Senior Vice President    March 2002 to Present        Senior Vice President and Director
7337 E. Doubletree Ranch Rd.                           (For certain ING Funds)      of International Equity Investment
Scottsdale, Arizona 85258                                                           Strategy, ING Investments, LLC and
Date of Birth: 08/21/1961                              July 2000 to March 2002      ING Advisors, Inc. (since October
                                                       (For certain Pilgrim         2001). Formerly, Senior Vice President
                                                       Funds)                       and Director of International Equity
                                                                                    Strategy, Lexington Management
                                                                                    Corporation (which was acquired by
                                                                                    ING Investments, LLC's parent company
                                                                                    in July 2000).
----------------------------  -----------------------  ---------------------------  --------------------------------------
JAMES B. KAUFFMANN            Senior Vice President    November 2002 - Present      Portfolio Manager, ING Investment
5780 Powers Ferry Road, NW                                                          Management, LLC (1996 - Present).
Atlanta, GA 30327-4349                                  (For certain ING Funds)     Senior Fixed Income Portfolio
                                                                                    Manager, Alfa Investments Inc.
Date of Birth:                                                                      (1992-1996).
----------------------------  -----------------------  ---------------------------  --------------------------------------



(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."


(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:



ING Investments, LLC (March 2002 - name changed from ING        ING Funds Services, LLC (March 2002 - name changed from
     Pilgrim Investments, LLC)                                       ING Pilgrim Group, LLC)

   ING Mutual Funds Management Co., LLC (April 2001 -              ING Pilgrim Group, Inc. (February 2001 - merged
     merged into ING Pilgrim Investments, LLC)                       into Pilgrim Group LLC)

   ING Pilgrim Investments, Inc. (February 2001 - merged           ING Pilgrim Group, LLC (February 2001 - formed)
     into ING Pilgrim Investments, LLC)

                                                                   ING Pilgrim Group, Inc. (September 2000 - name
   ING Pilgrim Investments, LLC (February 2001 - formed)             changed from Pilgrim Group, Inc.)

   ING Pilgrim Investments, Inc. (September 2000 - name            Lexington Global Asset Managers, Inc. (July 2000
     changed from Pilgrim Investments, Inc.)                         - merged into Pilgrim Group, Inc.)

   Pilgrim Advisors, Inc.** (April 2000 - merged into              Northstar Administrators, Inc. (November 1999 -
     Pilgrim Investments, Inc.)                                      merged into Pilgrim Group, Inc.)

   Pilgrim Investments, Inc. (October 1998 - name changed          Pilgrim Group, Inc. (October 1998 - name changed
     from Pilgrim America Investments, Inc.)                         from Pilgrim American Group, Inc.)

   Pilgrim America Investments, Inc. (April 1995 - name            Pilgrim America Group, Inc. (April 1995 - name
     changed from Newco Advisory Corporation)                        changed from Newco Holdings Management
                                                                     Corporation)
   Newco Advisory Corporation (December 1994 -
     incorporated)                                                 Newco Holdings Management Corporation (December
                                                                     1994 - incorporated)


**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)


ING Funds Distributor, LLC.  (October 2002)                     ING Capital Corporation, LLC (March 2002 - name changed
                                                                   from ING Pilgrim Capital Corporation, LLC)
   ING Funds Distributor, Inc. (October 2002 -
     merged into ING Funds Distributor, LLC)                       ING Pilgrim Capital Corporation (February 2001 -
                                                                      merged into ING Pilgrim Capital Corporation, LLC)
   ING Funds Distributor, LLC (October 2002 - formed)
                                                                    ING Pilgrim Capital Corporation, LLC (February 2001
   ING Funds Distributor, Inc.  (March 2002 - name                    - formed)
     changed from ING Pilgrim Securities, Inc.)
                                                                    ING Pilgrim Capital Corporation (September 2000 -
   ING Pilgrim Securities, Inc. (September 2000 - name                name changed from Pilgrim Capital Corporation)
     changed from Pilgrim Securities, Inc.)
                                                                    Pilgrim Capital Corporation (February 2000 - name
   Northstar Distributors Inc. (November 1999 - merged                changed from Pilgrim Holdings Corporation)
     into Pilgrim Securities, Inc.)
                                                                    Pilgrim Holdings Corporation (October 1999 - name
   Pilgrim Securities, Inc.  (October 1998 - name changed             changed from Northstar Holdings, Inc.)
     from Pilgrim America Securities, Inc.)
                                                                    Northstar Holdings, Inc. (October 1999 - merged into
   Pilgrim America Securities, Inc. (April 1995 - name                Pilgrim Capital Corporation)
     changed from Newco Distributors Corporation)
                                                                    Pilgrim Capital Corporation (June 1999 - name
   Newco Distributors Corporation (December 1994  -                   changed from Pilgrim America Capital Corporation)
     incorporated)
                                                                    Pilgrim Capital Corporation (June 1999 - merged into
                                                                      Pilgrim America Capital Corporation)

                                                                    Pilgrim America Capital Corporation (April 1997 -
                                                                      incorporated)






ING Advisors, Inc. (March 2002 - name changed from ING          ING Quantitative Management, Inc. (September 2002
   Pilgrim Advisors, Inc.)                                         - Dissolved)

                                                                  ING Quantitative Management, Inc. (March 2002 - name
ING Pilgrim Advisors, Inc. (March 2001 - name changed                changed from ING Pilgrim Quantitative Management, Inc.)
   from ING Lexington Management Corporation)
                                                                  ING Pilgrim Quantitative Management, Inc. (March 2001
ING Lexington Management Corporation (October 2000 name              - name changed from Market Systems Research
   changed from Lexington Management Corporation)                    Advisors)

Lexington Management Corporation (December 1996 -                 Market Systems Research Advisors, Inc. (November 1986
   incorporated)                                                     - incorporated)

STANDING COMMITTEES OF THE FUND

      The Board governs the Fund and is responsible for protecting the interests of shareholders. The Board are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Committees


An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The following Directors serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the fiscal year ended December 31, 2002.



The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the fiscal year ended December 31, 2002.



The Board has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, Earley and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2002.



The Board has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the fiscal year ended December 31, 2002.



The Board has established Investment Review Committees one of which monitors the investment performance of the Fund and makes recommendations to the Board with respect to the Fund. The Investment Review Committee for the Fund currently consists of Dr. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Investment Review Committee for the Fund held 4 meetings during the fiscal year ended December 31, 2002.

DIRECTOR OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director.


      In order to further align the interests of the Independent Directors with shareholders, it is the policy to won beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.



                                         DOLLAR RANGE OF EQUITY     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                        SECURITIES IN FUND AS OF  INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT
         NAME OF DIRECTOR                   DECEMBER 31, 2002                                  COMPANIES
--------------------------------------  ------------------------  ------------------------------------------------------------------
INDEPENDENT DIRECTOR
--------------------------------------  ------------------------  ------------------------------------------------------------------
Paul S. Doherty
--------------------------------------  ------------------------  ------------------------------------------------------------------
J. Michael Earley(1)
--------------------------------------  ------------------------  ------------------------------------------------------------------
R. Barbara Gitenstein(1)
--------------------------------------  ------------------------  ------------------------------------------------------------------
Walter H. May
--------------------------------------  ------------------------  ------------------------------------------------------------------
Jock Patton
--------------------------------------  ------------------------  ------------------------------------------------------------------
David W. C. Putnam
--------------------------------------  ------------------------  ------------------------------------------------------------------
Blaine E. Rieke
--------------------------------------  ------------------------  ------------------------------------------------------------------
Roger B. Vincent(1)
--------------------------------------  ------------------------  ------------------------------------------------------------------
Richard A. Wedemeyer
--------------------------------------  ------------------------  ------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
--------------------------------------  ------------------------  ------------------------------------------------------------------
R. Glenn Hilliard(1)
--------------------------------------  ------------------------  ------------------------------------------------------------------
Thomas J. McInerney
--------------------------------------  ------------------------  ------------------------------------------------------------------
John G. Turner
--------------------------------------  ------------------------  ------------------------------------------------------------------



(1)   Commenced service as a Director on February 26, 2002.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


         Set forth in the table below is information regarding each Independent Director's (and his immediate family members) share ownership in securities of the Fund's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Fund (not including registered investment companies) as of December 31, 2002.



                                 NAME OF OWNERS AND
                                 RELATIONSHIP TO                                            VALUE OF        PERCENTAGE OF
NAME OF DIRECTOR                 DIRECTOR                  COMPANY      TITLE OF CLASS     SECURITIES           CLASS
----------------                 --------                  -------      --------------     ----------           -----
PAUL S. DOHERTY
J. MICHAEL EARLEY(1)
R. BARBARA GITENSTEIN(1)
WALTER H. MAY
JOCK PATTON
DAVID W. C. PUTNAM
BLAINE E. RIEKE
ROGER B. VINCENT(1)
RICHARD A. WEDEMEYER



(1)      Commenced service as a Director on February 26, 2002.


COMPENSATION OF DIRECTORS


         The Fund pays each Director who is not an interested person a pro rata share, as described below of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Directors serve in common as Directors.



The following table sets forth information regarding compensation of Directors by the Fund and other funds managed by ING Investments for the fiscal year ended December 31, 2002. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments.

                               COMPENSATION TABLE

                                                        PENSION OR RETIREMENT                            TOTAL COMPENSATION FROM
                                AGGREGATE COMPENSATION   BENEFITS ACCRUED AS        ESTIMATED ANNUAL         REGISTRANT AND FUND
      NAME OF PERSON, POSITION      FROM THE FUND       PART OF FUND EXPENSES  BENEFITS UPON RETIREMENT  COMPLEX PAID TO DIRECTORS
      ------------------------      -------------       ---------------------  ------------------------  -------------------------
 Paul S. Doherty
Director

 Alan S. Gosule(3)
Director

 Walter H. May
Director

 Thomas J. McInerney (2)
Director

 Jock Patton
Director

 David W.C. Putnam
Director

 Blaine E. Rieke
Director

 John G. Turner(2)
Director

 Richard A. Wedemeyer
Director



1)       Commenced service as a Director on February 26, 2002.

2) "Interested Person" as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Directors who are interested persons do not receive any compensation from the Fund.



3)       Resigned as a Director effective December 28, 2001.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


The Investment Management Agreement and the Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Board of Directors, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transaction of the Fund.



Subject to policies established by the Board, the Investment Adviser is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, ING Investments may consider sales of shares of the Fund and of the other ING Funds as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.



Consistent with the interests of the Fund, the Investment Adviser or Sub-Adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Adviser for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met.
Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Adviser or Sub-Adviser under the Investment Management Agreement or Sub-Adviser. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Adviser or Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Investments or the Sub-Adviser and their affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Investments or the Sub-Adviser or their affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Investments or the Sub-Adviser in carrying out their obligations to the Fund.



Investment decisions for the Fund and for other investment accounts managed by the Investment Adviser or Sub-Adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment Adviser or Sub-Adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.



The Fund engages in portfolio trading when the Investment Adviser or Sub-Adviser concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 2000, the Fund's portfolio turnover rate was 255% and the Fund paid $502,229 in brokerage commissions and of that amount, $13,644 was paid for with soft dollars. For 2001, the Fund's portfolio turnover rate was 113% and the Fund paid $125,890 in brokerage commissions and of that amount, $18,359.16 was paid for with soft dollars. For 2002, the Fund's portfolio turnover rate was ____% and the Fund paid $_____ in brokerage commissions and of that amount, $______ was paid for with soft dollars.


                             CAPITAL STOCK STRUCTURE

Individual variable annuity contract ("Contract") holders and variable life insurance policy ("Policy") holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS


Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. Participating Insurance Companies provide variable annuity contract holders and policyholders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

The Fund's shareholders are entitled to such dividends or distributions as may be declared from time to time by the Board of Directors. In the event of liquidation or dissolution of the Fund, the shareholders are entitled to receive the assets of the Fund less the liabilities allocated to the Fund.

Each share of common stock has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and non-assessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Directors can elect all Directors and the remaining shareholders would not be able to elect any Directors.


The Fund will not normally hold annual shareholder meetings except as required by Maryland General Corporation Law or the 1940 Act. However, meetings of shareholders may be called at any time by the Secretary upon the written request of shareholders holding in the aggregate not less than 25% of the Fund's outstanding shares, such request specifying the purposes for which such meeting is to be called. In addition, the Directors will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested to do so in writing by the recordholders of not less than 25% of the Fund's outstanding shares. The Fund will assist such shareholders in any such communication between shareholders and Directors.


                                 NET ASSET VALUE


As noted in the Prospectus, the net asset value ("NAV") and offering price of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Shares Are Priced" in the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.



If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. The Board of Directors has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Directors has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Directors, the Fund is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Directors, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.



Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.



Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.


                                   TAX MATTERS

The following is only a summary of certain additional federal income tax considerations that are not described in the prospectus and generally affect the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.

The Fund intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

To qualify for treatment as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

         - 98% of the Portfolio's ordinary income for the calendar year;

         - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

         - any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

P(1 + T)(To the power of n) = ERV

Where:         P =     a hypothetical initial payment of
               T =      average annual total return,
               n =     number of years (1, 5 or 10)
               ERV =   ending redeemable value of a hypothetical $1,000
                       payment, made at the beginning of the 1, 5 or 10 year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services, which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings, which have been assigned to it by such monitoring services.



Pursuant to the SEC calculation, the Fund's average total rate of return for the one and five year and since inception (3/30/94) period ended December 31, 2002 was ____%, ____% and ____%, respectively.

                                OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2003, _____________________________________and, therefore, are control persons of the Fund.



As of March 31, 2003, the Directors and officers as a group owned less than 1% of any class of the Fund's outstanding shares (except for those persons listed below). As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:



                          ADDRESS      CLASS AND TYPE OF    PERCENTAGE OF      PERCENTAGE OF
                                           OWNERSHIP              CLASS             FUND
                                           ---------              -----             ----


                                 CODE OF ETHICS


The Fund, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Cod of Ethics to govern the personal trading activities of its personnel.


                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets.

                        COUNSEL AND INDEPENDENT AUDITORS


Dechert, 1775 Eye Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2003.


                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2002, are incorporated by reference in this Statement. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Articles of Amendment - Filed electronically on April 26, 2001 - Incorporated by reference.

   (3) Form of Articles of Amendment - Filed electronically on April 18, 2002 - Incorporated by reference.

(b) By-Laws - Filed electronically on April 11, 1997- Incorporated by reference.

(c) Rights of Holders - Filed electronically on April 24, 2001 -Incorporated by reference.

(d)(1) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (2) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. - to be filed by Amendment.

(e)(1) Distribution Agreement between Registrant and Lexington Funds Distributor, Inc. - Filed electronically on April 11, 1997-Incorporated by reference.

   (2) Form of Distribution Agreement between Registrant and Pilgrim Securities, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

(f) Retirement Plan for Eligible Directors - Filed electronically on April 24, 1998 - Incorporated by reference.

(g)(1) Custodian Agreement between Registrant and Chase Manhattan Bank, N.A. - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed electronically on April 26, 2001 - Incorporated by reference.

(h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Administrative Services Agreement between Registrant and Lexington Management Corporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (3) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (4) Amendment to Administration Agreement between Registrant and ING Pilgrim Group, LLC- Filed electronically on April 18, 2002 - Incorporated by reference.

   (5) Form of Accounting Agency Agreement between Registrant and Brown, Brothers, Harriman & Company - Filed electronically on April 18, 2002 - Incorporated by reference.

   (6) Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on April 18, 2002 Incorporated by Reference.

(i) Opinion of Counsel as to Legality of Securities being registered - Filed electronically on April 24, 1998 - Incorporated by reference.

(j)      Consents

         (1)      Consent of Dechert -  To be filed by Amendment.

         (2)      Consent of KPMG LLP - To be filed by Amendment.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p)(1) Pilgrim Group Funds Code of Ethics - Filed electronically on May 1, 2001 - Incorporated by reference.

   (2) Form of ING Investment Management Advisors B.V. Code of Ethics - to be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Under the terms of the Maryland General Corporation Law, and the Company's By-Laws, the Company shall indemnify its officers to the same extent as its directors and to such further extent as the Company's Articles of Incorporation is consistent with law. The Company shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by the By-Laws shall continue as to a person who has ceased to be a director or officer and shall insure to the benefit of the heirs, executors and administrators of such a person. The By-Laws shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly ING Pilgrim Investments, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Investment Management Advisors B.V., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Advisors B.V. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40494) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor LLC, is the principal underwriter for the Registrant and for ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Variable Insurance Trust, ING Variable Products Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, ING VP Emerging Markets Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Brown, Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri, 64141-6368.

All other records required by item 30(a) are maintained at the Office of the Administrator and the Office of the Sub-Adviser.

The address of the Sub-Adviser is

     ING Investment Management Advisor B.V.
     Prinses Beatrixlaan 15, 2595 AK, The Hague,
     The Netherlands

ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 11th day of February, 2003.

                          ING VP EMERGING MARKETS FUND


                          By: /s/ Kimberly A. Anderson
                             ---------------------------------------------------
                              Kimberly A. Anderson
                              Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                          TITLE                 DATE
            ---------                          -----                 ----
                                          Director and Chairman  February 11, 2003
----------------------------------------
         John G. Turner*

                                          President and Chief    February 11, 2003
                                           Executive Officer
----------------------------------------
       James M. Hennessy*
                                             Executive Vice      February 11, 2003
                                             President and
                                          Principal Financial
                                                Officer
----------------------------------------
       Michael J. Roland*

                                               Director          February 11, 2003
----------------------------------------
        Paul S. Doherty*

                                               Director          February 11, 2003
----------------------------------------
       J. Michael Earley*

                                               Director          February 11, 2003
----------------------------------------
     R. Barbara Gitenstein*

                                               Director          February 11, 2003
----------------------------------------
       R. Glenn Hilliard*
                                               Director          February 11, 2003
----------------------------------------
       Walter H. May, Jr.*
                                               Director          February 11, 2003
----------------------------------------
      Thomas J. McInerney*
                                               Director          February 11, 2003
----------------------------------------
          Jock Patton*
                                               Director          February 11, 2003
----------------------------------------
       David W.C. Putnam*
                                               Director          February 11, 2003
----------------------------------------
        Blaine E. Rieke*
                                               Director          February 11, 2003
----------------------------------------
        Roger B. Vincent*
                                               Director          February 11, 2003
----------------------------------------
      Richard A. Wedemeyer*

*By: /s/ Kimberly A. Anderson
     ----------------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** Powers of Attorney for Directors, James M. Hennessy and Michael Roland were filed as attachments to Post-Effective Amendment No. 12 to the Registrant's Form N-1A Registration Statement as filed on April 18, 2002, and are incorporated herein by reference.